Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Investment In Joint Ventures And Associates

13. INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(1)	Investments in joint ventures and associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

		Percentage of ownership (%)		Financial statement used as of
Investors and investees	Main business	December 31, 2016	December 31, 2017
Woori Bank and Woori Private Equity Asset Management Co., Ltd.:
Woori Blackstone Korea Opportunity No.1 Private Equity Fund(*19)	Other finance business	26.4	—	—
Woori Bank:
Kumho Tire Co., Inc.(*1)(*2)	Manufacturing	14.2	14.2	September 30(*3)
Woori Service Networks Co., Ltd.(*4)	Freight & staffing services	4.9	4.9	November 30(*3)
Korea Credit Bureau Co., Ltd.(*5)	Credit information	9.9	9.9	December 31
Korea Finance Security Co., Ltd.(*4)	Security service	15.0	15.0	November 30(*3)
Chin Hung International Inc.(*2)(*9)	Construction	28.4	25.3	November 30(*3)
Poonglim Industrial Co., Ltd.(*6)(*12)(*14)	Construction	31.0	29.4	September 30(*3)
STX Engine Co., Ltd.(*1)(*2)(*20)	Manufacturing	29.2	29.2	—
Samho International Co., Ltd.(*2)(*18)	Construction	7.8	—	—
Force TEC Co., Ltd.(*6)(*15)	Freight & staffing services	34.4	—	—
STX Corporation(*1)(*2)(*6)(*13)	Wholesale of non-specialized goods	9.5	19.7	September 30(*3)
Saman Corporation(*5)	General construction Technology service	9.2	9.2	September 30(*3)
Dongwoo C & C Co., Ltd.(*6)	Construction	23.2	23.2	—
SJCO Co., Ltd.(*6)	Aggregate transportation and wholesale	26.5	26.5	—
G2 Collection Co., Ltd.(*6)	Wholesale and retail sales	28.9	28.9	—
The Base Enterprise Co., Ltd.(*6)	Manufacturing	48.4	48.4	—
Heungjiwon Co., Ltd.(*6)(*17)	Other printing	27.8	—	—
Kyesan Engineering Co., Ltd.(*6)	Construction	23.2	23.2	—
Good Software Lap Co., Ltd.(*6)	Service	28.9	28.9	—
Wongwang Co., Ltd.(*6)	Wholesale and real estate	29.0	29.0	—
Sejin Construction Co., Ltd.(*6)	Construction	29.6	29.6	—
Deokwon Food Co., Ltd.(*6)(*17)	Poultry processing and storage	27.3	—	—
QTS Shipping Co., Ltd.(*6)	Complex transportation brokerage	49.4	49.4	—
DAEA SNC Co., Ltd.(*6)	Wholesale and retail sales	24.0	24.0	—
ARES-TECH Co., Ltd.(*6)	Electronic component manufacturing	23.4	23.4	—
Reading Doctors Co., Ltd.(*6)(*10)	Other service business	—	35.4	—
PREXCO Co., Ltd.(*6)(*10)	Manufacturing	—	28.1	—
Hyunwoo International Co., Ltd.(*6)(*10)	Manufacturing	—	25.9	—
Jiwon Plating Co., Ltd.(*6)(*16)	Plating	—	20.5	—
Cultizm Korea LTD Co., Ltd.(*6)(*16)	Wholesale and retail sales	—	31.3	—
Gil Co.,Ltd.(*6)(*16)	Manufacturing	—	26.1	—
NK Eng Co., Ltd.(*6)(*10)	Manufacturing	—	23.1	—
Woori Growth Partnerships New Technology Private Equity Fund	Other financial business	23.1	23.1	December 31
2016KIF-IMM Woori Bank Technology Venture Fund	Other financial business	20.0	20.0	December 31
K BANK Co., Ltd.(*5)	Finance	13.0	13.8	November 30(*3)
Smart Private Equity Fund No.2(*11)	Other financial business	—	20.0	December 31
Woori Bank-Company K Korea Movie Asset Fund(*11)	Other financial business	—	25.0	December 31
Well to Sea No. 3 Private Equity Fund(*11)	Finance	—	50.0	September 30(*3)
Woori Private Equity Fund:
Woori Renaissance Holdings(*7)	Other financial business	51.6	—	—
Woori Private Equity Asset Management Co., Ltd.,:
Woori Columbus 1st Private Equity Fund(*8)	Other financial business	2.0	—	—
Woori Investment Bank Co., Ltd.
Nomura-Rifa Private Real Estate Investment Trust No.17(*11)	Other financial business	—	25.0	December 31

(*1)	The Group has significant influence on these entities through its position in the creditors’ council which is the decision making body regarding to financial and operational policies of associates.
(*2)	The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won).
(*3)	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
(*4)	Most of the significant business transactions of associates are with the Group as of December 31, 2016 and 2017.
(*5)	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
(*6)	The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
(*7)	The Group owns over 50% ownership as of December 31, 2016. However, the investment in this entity was accounted for using equity method as the ownership and related contracts meet the definition of joint arrangement under IFRS 11 Joint Arrangements. As of December 31, 2017 the entity has been excluded from the range of associates as liquidated.
(*8)

As a general partner of Woori Columbus 1st Private Equity Fund, the Group had significant influence over the entity’s operational and financial policy making process, including participating in making decision of dividend or other distribution. As such, the investment in this entity was accounted for using equity method as of December 31, 2016. The Woori Columbus 1st Private Equity Fund has been removed from the list of associated companies as it was liquidated during the current period.

(*9)	Due to consolidation of stocks and debt-equity swap, the Group’s number of holding shares and ownership ratio have decreased.
(*10)	Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
(*11)	Due to capital contribution by the Group during the years ended December 31, 2017, the entities were included in the investment in associates.
(*12)	The Group has sold a part of shares of the associates so the number of shares holding has decreased during the years ended December 31, 2017.
(*13)	Due to debt-equity swap capital stock, the Group ownership ratio has increased during the years ended December 31, 2017.
(*14)	As the carrying amounts of certain investments in associates had been reduced to zero, the Group discontinued the use of the equity method in accounting for those investments, and unrecognized losses due to the restricted application of equity method amount to 612 million Won and 16,344 million Won as of December 31, 2016 and 2017, respectively.
(*15)	Not in scope for the associates, because the Group does not have significant influence over the entity due to the fact that it is going through workout process under receivership as of December 31, 2017.
(*16)	Due to debt-equity swap, the entity was included in the investment in associates during the years ended December 31, 2017.
(*17)	As the Group sold its entire ownership interest of the entities, it was exclude from the investment in associates during the years ended December 31, 2017.
(*18)	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.
(*19)	It has been removed from the list of associated companies as it was liquidated during the current period.
(*20)	The shares of STX Engine Co., Ltd. owned by the Group were reclassified as assets held for sale, as the creditor financial institutions committee entered into a contract with UAMCO.,Ltd during the current period to sell STX Engine Co., Ltd. shares.

(2)	Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Acquisition cost	January 1, 2015	Share of profits (losses)	Acquisi- tion(*3)	Disposal and others	Dividends	Change in Capital	Impairment	Other changes	December 31, 2015
Woori Blackstone Korea Opportunity Private Equity Fund No.1	81,608	100,436	9,266	—	(37,367)	(16,291)	—	—	—	56,044
Kumho Tire Co., Inc.	175,652	224,829	(11,979)	—	—	—	1,201	—	—	214,051
Woori Service Networks Co., Ltd.	108	130	21	—	—	(12)	—	—	—	139
Korea Credit Bureau Co., Ltd.	2,215	3,378	335	1,098	—	—	480	—	—	5,291
Korea Finance Security Co., Ltd.	3,337	4,272	(425)	—	(81)	(55)	—	—	—	3,711
United PF 1st Corporate financial stability	191,617	203,418	3,350	—	(19,176)	—	—	—	—	187,592
Chin Hung International Inc.	60,275	28,491	(14,489)	29,451	—	—	482	—	—	43,935
Poonglim Industrial Co., Ltd.	13,917	—	10,643	—	—	—	(1)	(22,472)	17,143	5,313
STX Engine Co., Ltd.	47,008	2,293	(3,901)	45,030	—	—	1,823	—	6,031	51,276
Samho Co., Ltd.	7,492	11,257	3,012	—	—	—	56	—	—	14,325
STX Corporation	42,215	14,347	(10,673)	—	—	—	559	—	18	4,251
Osung LST Co., Ltd.	15,405	18,482	(4,322)	—	—	—	4	(33,839)	30,660	10,985
Saman Corporation	8,521	—	—	8,521	—	—	—	—	—	8,521
Phoenix Digital Tech Co., Ltd.	1,334	—	1,610	—	(1,610)	—	—	—	—	—
Woori Renaissance Holdings	63,000	36,019	3,518	—	—	(2,416)	—	—	—	37,121
Woori Columbus First PEF	1,200	1,084	222	—	—	—	—	—	—	1,306

Total	714,904	648,436	(13,812)	84,100	(58,234)	(18,774)	4,604	(56,311)	53,852	643,861

	For the year ended December 31, 2016
	Acquisition cost	January 1, 2016	Share of profits (losses)	Acquisi- tion(*1)	Disposal and others(*2)	Dividends	Change in Capital	Impairment	December 31, 2016
Woori Blackstone Korea Opportunity Private Equity Fund No.1	43,917	56,044	10,093	—	(37,036)	(13,812)	—	—	15,289
Kumho Tire Co., Inc.	175,652	214,050	(13,172)	—	—	—	(546)	—	200,332
Woori Service Networks Co., Ltd.	108	139	18	—	—	(12)	—	—	145
Korea Credit Bureau Co., Ltd.	3,313	5,291	436	—	—	(135)	—	—	5,592
Korea Finance Security Co., Ltd.	3,266	3,711	(281)	—	—	(54)	—	—	3,376
United PF 1st Corporate financial stability	172,441	187,592	3,265	—	(190,857)	—	—	—	—
Chin Hung International Inc.	89,725	43,936	(996)	—	—	—	92	—	43,032
Poonglim Industrial Co., Ltd.	13,916	5,313	(2,378)	—	—	—	(2,935)	—	—
STX Engine Co., Ltd.	92,038	51,276	(6,665)	—	—	—	(1,575)	—	43,036
Samho Co., Ltd.	7,492	14,325	5,392	—	—	—	12	—	19,729
STX Corporation	42,215	4,251	(4,222)	—	—	—	(29)	—	—
Osung LST Co., Ltd.	15,405	10,985	(2,903)	—	(6,909)	—	—	(1,173)	—
Saman Corporation	8,521	8,521	252	—	—	—	(74)	—	8,699
K-Growth crowd 2step Fund	800	—	(13)	800	(787)	—	—	—	—
Woori Growth Partnerships New Technology Private Equity Fund	13,602	—	(640)	13,602	—	—	156	—	13,118
2016KIF-IMM Woori Bank Technology Venture Fund	1,800	—	—	1,800	—	—	—	—	1,800
K BANK Co.,Ltd.	32,500	—	(1,589)	32,500	—	—	(469)	—	30,442
Woori Renaissance Holdings	63,000	37,121	17,303	—	—	(2)	—	—	54,422
Woori Columbus First PEF	1,200	1,306	(43)	—	(1,065)	(198)	—	—	—

Total	780,911	643,861	3,857	48,702	(236,654)	(14,213)	(5,368)	(1,173)	439,012

	For the year ended December 31, 2017
	Acquisition cost	January 1, 2017	Share of profits (losses)	Acquisi- tion(*4)	Disposal and others(*5)	Dividends	Change in capital	Impairment	Others(*4)	December 31, 2017
Woori Blackstone Korea Opportunity No.1 Private Equity Fund	—	15,289	(4,617)	—	(7,369)	(3,303)	—	—	—	—
Kumho Tire Co., Inc.	175,652	200,332	(102)	—	—	—	1,545	(102,842)	—	98,933
Woori Service Networks Co., Ltd.	108	145	21	—	—	(8)	—	—	—	158
Korea Credit Bureau Co., Ltd.	3,313	5,592	371	—	—	(147)	—	—	—	5,816
Korea Finance Security Co., Ltd.	3,266	3,376	197	—	—	(54)	—	—	—	3,519
Chin Hung International Inc.	89,725	43,032	(14,375)	41,053	—	—	1,535	—	(26,144)	45,101
Poonglim Industrial Co., Ltd.	13,916	—	(6,733)	—	—	—	—	—	6,733	—
STX Engine Co., Ltd.	92,038	43,036	(1,010)	—	(46,217)	—	4,191	—	—	—
Samho Co., Ltd.	7,492	19,729	2,021	—	(16,354)	—	(73)	(5,323)	—	—
STX Corporation	42,215	—	(29,788)	8,546	—	—	417	—	27,772	6,947
Saman Corporation	8,521	8,699	(733)	—	—	—	26	(6,738)	—	1,254
Woori Growth Partnerships New Technology Private Equity Fund	13,602	13,118	(582)	15,729	(498)	—	(156)	—	—	27,611
2016KIF-IMM Woori Bank Technology Venture Fund	1,800	1,800	—	5,040	—	—	—	—	—	6,840
K BANK Co., Ltd.	32,500	30,442	(11,381)	12,892	—	—	(245)	—	27	31,735
Smart Private Equity Fund No.2	3,000	—	(68)	3,000	—	—	—	—	—	2,932
Woori Bank-Company K Korea Movie Asset Fund	1,500	—	(43)	3,000	—	—	—	—	—	2,957
Well to Sea No.3 Private Equity Fund	102,500	—	80,894	102,500	(508)	—	(577)	—	—	182,309
Woori Renaissance Holdings	—	54,422	(622)	—	—	(57,109)	—	—	3,309	—
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	—	(61)	1,000	—	—	—	—	—	939

	592,148	439,012	13,389	192,760	(70,946)	(60,621)	6,663	(114,903)	11,697	417,051

(*1)	AFS financial assets decreased by 5,421 million Won due to transfers to investments in associates during the year ended December 31, 2016.
(*2)	The transfers from investments in associates to AFS financial assets amounted to 155,220 million Won and the transfers from investments in associates to assets held for sale amounted to 6,909 million Won during the year ended December 31, 2016.
(*3)	Investments in associates increased by 83,002 million Won due to transfers between accounts, such as loan-equity swap occurred during the year ended December 31, 2015.
(*4)	Changes in investments in joint ventures and associates due to debt-equity swap is 51,227 million Won during the year ended December 31, 2017.
(*5)	The Investments in Associates reclassified as assets held for sale amount to 62,571 million Won, of which 16,354 million Won was disposed of during the year ended December 31, 2017.

(3)	Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2016
	Assets	Liabilities	Operating revenue	Net income (loss)
Woori Blackstone Korea Opportunity No.1 Private Equity Fund	57,971	427	75,084	38,226
Kumho Tire Co., Inc.	5,079,740	3,914,306	2,156,667	(53,328)
Woori Service Networks Co., Ltd.	4,722	1,782	14,875	801
Korea Credit Bureau Co., Ltd.	71,245	17,322	59,868	3,517
Korea Finance Security Co., Ltd.	32,262	9,759	52,657	700
Chin Hung International Inc.	421,710	354,995	578,640	794
Poonglim Industrial Co., Ltd.	304,718	323,765	156,770	(15,135)
STX Engine Co., Ltd.	865,265	769,481	372,295	(22,978)
Samho Co., Ltd.	740,786	489,130	909,927	68,077
STX Corporation	781,622	1,087,469	1,252,968	(378,782)
Saman Corporation	83,380	47,175	72,850	2,746
Woori Growth Partnerships New Technology Private Equity Fund	57,339	493	37	(2,177)
2016KIF-IMM Woori Bank Technology Venture Fund	9,005	254	5	(250)
K BANK Co., Ltd.	239,806	5,633	2,927	(12,222)
Woori Renaissance Holdings Inc.	127,411	26,703	37,206	33,508
Woori Columbus 1st Private Equity Fund	811	506	3,764	(450)

	December 31, 2017
	Assets	Liabilities	Operating revenue	Net income (loss)
Kumho Tire Co., Inc.	5,105,107	3,928,327	2,136,569	(61,748)
Woori Service Networks Co., Ltd.	4,982	1,780	14,887	1,003
Korea Credit Bureau Co., Ltd.	75,504	19,323	68,750	3,580
Korea Finance Security Co., Ltd.	33,915	10,461	55,610	1,071
Chin Hung International Inc.	341,284	259,454	513,285	28,698
Poonglim Industrial Co., Ltd.	241,063	309,925	107,360	(29,812)
STX Corporation	595,348	543,458	1,371,272	342,869
Saman Corporation	98,435	69,929	76,135	(6,096)
Woori Growth Partnerships New Technology Private Equity Fund	120,133	485	1,024	(3,199)
2016KIF-IMM Woori Bank Technology Venture Fund	32,815	380	6	(1,515)
K BANK Co., Ltd.	1,244,270	1,001,121	19,231	(74,403)
Smart Private Equity Fund No.2	14,711	51	1	(340)
Woori Bank-Company K Korea Movie Asset Fund	11,830	2	16	(172)
Well to Sea No.3 Private Equity Fund	5,068,424	4,534,957	131,488	162,743
Nomura-Rifa Private Real Estate Investment Trust No.17	20,265	16,507	62	(242)

(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership ratio is more than 20% as of December 31, 2016 and 2017, are as follows:

	As of December 31, 2016
	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.(*)	465,050	23.0%
Saenuel Co., Ltd.(*)	3,531	37.4%
E Mirae Tech Co., Ltd.(*)	7,696	41.0%
Jehin Trading Co., Ltd.(*)	81,610	27.3%
NK Eng Co., Ltd.(*)	697,033	23.1%
The season Co., Ltd.(*)	18,187	30.1%
Yuil PESC Co., Ltd.(*)	8,642	24.0%
Youngdong Sea Food Co., Ltd.(*)	12,106	24.0%
Sinseong Trading Co., Ltd.(*)	2,584	27.2%
Reading Doctors Co., Ltd.(*)	7,398	35.4%
PREXCO Co., Ltd.(*)	919,972	28.1%
Hyunwoo International Co., Ltd.(*)	59,873	25.9%

	As of December 31, 2017
	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.(*)	465,050	21.4%
Saenuel Co., Ltd.(*)	3,531	37.4%
E Mirae Tech Co., Ltd.(*)	7,696	41.0%
Jehin Trading Co., Ltd.(*)	81,610	27.3%
The season Co., Ltd.(*)	18,187	30.1%
Yuil PESC Co., Ltd.(*)	8,642	24.0%
Youngdong Sea Food Co., Ltd.(*)	12,106	24.0%
Sinseong Trading Co., Ltd.(*)	2,584	27.2%
CL Tech Co., Ltd.(*)	13,759	38.6%
Force TEC Co., Ltd.(*)	4,780,907	25.8%
Protronics Co., Ltd.(*)	95,921	48.1%
Instern Co., Ltd.(*)	14,296	20.1%

(*)	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.

(5)	As of December 31, 2015, 2016 and 2017, the reconciliations from the net assets of associates based on the ownership ratio of the Group to its corresponding book value of investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	As of December 31, 2015
	Total net asset	Ownership (%)	Net assets of associates (or joint ventures)	cost-book value differential(*1)	Impairment	Intercompany transaction and others	Book value
Woori Blackstone Korea Opportunity Private Equity Fund No.1	211,757	26.4	55,900	—	—	144	56,044
Kumho Tire Co., Inc.(*2)	1,152,161	14.2	163,042	48,459	—	2,549	214,050
Woori Service Networks Co., Ltd.	2,805	4.9	139	—	—	—	139
Korea Credit Bureau	50,884	9.9	5,043	248	—	—	5,291
Korea Finance Security Co., Ltd.	24,738	15.0	3,711	—	—	—	3,711
United PF 1st Corporate financial stability	1,057,935	17.7	187,538	—	—	54	187,592
Chin Hung International Inc.(*2)	68,132	28.4	19,374	24,566	—	(4)	43,936
Poonglim Industrial Co., Ltd.(*2)	(58,065)	30.7	(17,837)	45,622	(22,472)	—	5,313
STX Engine Co., Ltd.(*2)	123,969	29.2	36,230	14,927	—	119	51,276
SamHo Co., Ltd.	182,730	7.8	14,325	—	—	—	14,325
STX Corporation	50,421	15.0	7,552	24,610	(28,370)	459	4,251
Osung LST Co., Ltd.	82,878	11.1	9,238	35,597	(33,839)	(11)	10,985
Saman Corporation	31,636	9.2	2,911	5,610	—	—	8,521
Woori Renaissance Holdings	67,203	51.6	34,677	—	(6,441)	8,885	37,121
Woori Columbus First PEF	67,904	1.9	1,304	6	—	(4)	1,306

	As of December 31, 2016
	Total net asset	Ownership (%)	Net assets of associates (or joint ventures)	cost-book value differential(*1)	Impairment	Intercompany transaction and others	Book Value
Woori Blackstone Korea Opportunity Private Equity Fund No.1	57,544	26.4	15,191	—	—	98	15,289
Kumho Tire Co., Inc.(*2)	1,055,219	14.2	149,324	48,459	—	2,549	200,332
Woori Service Networks Co., Ltd.	2,940	4.9	145	—	—	—	145
Korea Credit Bureau	53,923	9.9	5,344	248	—	—	5,592
Korea Finance Security Co., Ltd.	22,503	15.0	3,376	—	—	—	3,376
Chin Hung International Inc.(*2)	65,387	28.4	18,593	24,565	—	(126)	43,032
Poonglim Industrial Co., Ltd.(*2)	(111,156)	31.0	(34,463)	54,149	(21,062)	1,376	—
STX Engine Co., Ltd.	95,784	29.2	28,002	14,954	—	80	43,036
SamHo Co., Ltd.	251,656	7.8	19,729	—	—	—	19,729
STX Corporation(*2)	(250,018)	9.5	(23,633)	24,614	(27,904)	26,923	—
Saman Corporation	36,205	9.2	3,326	5,373	—	—	8,699
Woori Growth Partnerships New Technology Private Equity Fund	56,846	23.1	13,118	—	—	—	13,118
2016KIF-IMM Woori Bank Technology Venture Fund	8,751	20.0	1,750	—	—	50	1,800
K BANK Co.,Ltd.	234,173	13.0	30,442	—	—	—	30,442
Woori Renaissance Holdings	100,708	51.6	51,965	—	(6,441)	8,898	54,422
Woori Columbus First PEF	305	2.0	6	—	—	(6)	—

	As of December 31, 2017
	Total net asset	Ownership (%)	Net assets of associates (or joint ventures)	Cost-book value differential(*1)	Impairment	Intercompany transaction and others	Book value
Kumho Tire Co., Inc.(*2 and *3)	1,065,421	14.2	150,767	48,459	(102,843)	2,550	98,933
Woori Service Networks Co., Ltd.	3,202	4.9	158	—	—	—	158
Korea Credit Bureau Co., Ltd.	56,181	9.9	5,568	248	—	—	5,816
Korea Finance Security Co., Ltd.	23,454	15.0	3,519	—	—	—	3,519
Chin Hung International Inc.(*2)	81,686	25.3	20,671	24,565	—	(135)	45,101
Poonglim Industrial Co., Ltd.(*2)	(168,154)	29.4	(49,446)	54,542	(20,504)	15,408	—
STX Corporation	51,890	19.7	10,232	24,614	(27,904)	5	6,947
Saman Corporation	28,506	9.2	2,619	5,373	(6,738)	—	1,254
Woori Growth Partnerships New Technology Private Equity Fund	119,648	23.1	27,611	—	—	—	27,611
2016KIF-IMM Woori Bank Technology Venture Fund	32,435	20.0	6,487	—	—	353	6,840
K BANK Co., Ltd.	243,149	13.0	31,535	—	—	200	31,735
Smart Private Equity Fund No.2	14,660	20.0	2,932	—	—	—	2,932
Woori Bank-Company K Korea Movie Asset Fund	11,828	25.0	2,957	—	—	—	2,957
Well to Sea No.3 Private Equity Fund(*2)	364,909	50.0	182,366	—	—	(57)	182,309
Nomura-Rifa Private Real Estate Investment Trust No.17	3,758	25.0	939	—	—	—	939

(*1)	It is attributed as the difference between the acquisition cost and the corresponding net asset when the Group acquired the associates.
(*2)	The net asset amount is after considering preferred stocks, debt-equity swap and others.
(*3)	The Group recognized 102,843 million of impairment loss on the investment due to a significant and prolonged decline in the stock price of the investment below its book value.